Note 12 - Share-based Compensation	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
12.	Share-based compensation

During the
nine
months ended
September 30, 2019,
the Company granted
100,000
restricted shares to an employee, of which
50,000
restricted shares contain service vesting conditions and
50,000
restricted shares contain performance conditions.

The following table summarizes total share-based compensation expense recognized for the three
and
nine
months ended
September 30, 2018
and
2019:

	Three months ended		Nine months ended
	September 30,		September 30,
	2018	2019	2018	2019
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	$	$	$	$
Research and development	640	125	6,491	502
General and administrative	208	337	(450)	1,248

Total	848	462	6,041	1,750